Average Annual Total Returns	12 Months Ended
Dec. 31, 2011
Balanced Portfolio | Balanced Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.70%
Five Years	3.49%
Ten Years	6.19%
Inception Date	May 23, 1991
Capital Growth Portfolio | Capital Growth Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.93%)
Five Years	3.34%
Since Inception	8.78%
Inception Date	Dec. 03, 2002
Diversified Value Portfolio | Diversified Value Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.92%
Five Years	(0.87%)
Ten Years	5.19%
Inception Date	Feb. 08, 1999
Equity Income Portfolio | Equity Income Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.27%
Five Years	1.30%
Ten Years	5.01%
Inception Date	Jun. 07, 1993
Equity Index Portfolio | Equity Index Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.93%
Five Years	(0.32%)
Ten Years	2.84%
Inception Date	Apr. 29, 1991
Growth Portfolio | Growth Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.84%)
Five Years	0.55%
Ten Years	0.13%
Inception Date	Jun. 07, 1993
High Yield Bond Portfolio | High Yield Bond Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	6.93%
Five Years	5.78%
Ten Years	6.62%
Inception Date	Jun. 03, 1996
International Portfolio | International Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.54%)
Five Years	(1.57%)
Ten Years	6.14%
Inception Date	Jun. 03, 1994
Mid-Cap Index Portfolio | Mid-Cap Index Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.04%)
Five Years	1.26%
Ten Years	6.63%
Inception Date	Feb. 09, 1999
Money Market Portfolio | Money Market Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.17%
Five Years	1.80%
Ten Years	2.11%
Inception Date	May 02, 1991
REIT Index Portfolio | REIT Index Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.44%
Five Years	(1.23%)
Ten Years	10.01%
Inception Date	Feb. 09, 1999
Short-Term Investment-Grade Portfolio | Short-Term Investment-Grade Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.02%
Five Years	4.56%
Ten Years	4.19%
Inception Date	Feb. 08, 1999
Small Company Growth Portfolio | Small Company Growth Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.36%
Five Years	3.18%
Ten Years	5.40%
Inception Date	Jun. 03, 1996
Total Bond Market Index Portfolio | Total Bond Market Index Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.65%
Five Years	6.44%
Ten Years	5.54%
Inception Date	Apr. 29, 1991
Total Stock Market Index Portfolio | Total Stock Market Index Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.83%
Five Years	(0.02%)
Since Inception	6.53%
Inception Date	Jan. 08, 2003
MSCI EAFE Index | International Portfolio | International Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.14%)
Five Years	(4.72%)
Ten Years	4.67%
Standard & Poor's 500 Index | Balanced Portfolio | Balanced Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.11%
Five Years	(0.25%)
Ten Years	2.92%
Standard & Poor's 500 Index | Capital Growth Portfolio | Capital Growth Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.11%
Five Years	(0.25%)
Since Inception	5.59%
Standard & Poor's 500 Index | Equity Index Portfolio | Equity Index Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.11%
Five Years	(0.25%)
Ten Years	2.92%
Standard & Poor's 500 Index | Growth Portfolio | Growth Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.11%
Five Years	(0.25%)
Ten Years	2.92%
Dow Jones U.S. Total Stock Market Index | REIT Index Portfolio | REIT Index Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.52%
Five Years	0.28%
Ten Years	3.90%
Dow Jones U.S. Total Stock Market Index | Total Stock Market Index Portfolio | Total Stock Market Index Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.52%
Five Years	0.28%
Since Inception	6.75%
Citigroup 3-Month U.S. Treasury Bill Index | Money Market Portfolio | Money Market Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.08%
Five Years	1.36%
Ten Years	1.85%
Barclays Capital U.S. Aggregate Bond Index | Total Bond Market Index Portfolio | Total Bond Market Index Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Five Years	6.50%
Ten Years	5.78%
Barclays Capital U.S. Corporate High-Yield Bond Index | High Yield Bond Portfolio | High Yield Bond Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.98%
Five Years	7.54%
Ten Years	8.85%
Barclays Capital U.S. 1-5 Year Credit Bond Index | Short-Term Investment-Grade Portfolio | Short-Term Investment-Grade Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.04%
Five Years	5.29%
Ten Years	4.90%
Russell 1000 Growth Index | Growth Portfolio | Growth Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.64%
Five Years	2.50%
Ten Years	2.60%
Russell 1000 Value Index | Diversified Value Portfolio | Diversified Value Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.39%
Five Years	(2.64%)
Ten Years	3.89%
REIT Spliced Index | REIT Index Portfolio | REIT Index Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.69%
Five Years	(1.07%)
Ten Years	10.21%
Russell 2500 Growth Index | Small Company Growth Portfolio | Small Company Growth Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.57%)
Five Years	2.89%
Ten Years	5.23%
S&P MidCap 400 Index | Mid-Cap Index Portfolio | Mid-Cap Index Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.73%)
Five Years	3.32%
Ten Years	7.04%
Composite Stock Bond Index | Balanced Portfolio | Balanced Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.31%
Five Years	2.34%
Ten Years	4.26%
MSCI ACWI ex USA Index | International Portfolio | International Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.33%)
Five Years	(2.48%)
Ten Years	6.76%
MSCI US REIT Index | REIT Index Portfolio | REIT Index Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.69%
Five Years	(1.51%)
Ten Years	10.16%
Variable Insurance Equity Income Funds Average | Equity Income Portfolio | Equity Income Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.06%
Five Years	(1.30%)
Ten Years	3.47%
Spliced Mid Cap Index | Mid-Cap Index Portfolio | Mid-Cap Index Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.91%)
Five Years	1.37%
Ten Years	6.70%
MSCI US Mid Cap 450 Index | Mid-Cap Index Portfolio | Mid-Cap Index Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.91%)
Five Years	1.37%
Ten Years	6.86%
Spliced Total Market Index | Total Stock Market Index Portfolio | Total Stock Market Index Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.92%
Five Years	0.04%
Since Inception	6.57%
S&P Total Market Index | Total Stock Market Index Portfolio | Total Stock Market Index Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.92%
Five Years	0.04%
FTSE High Dividend Yield Index | Equity Income Portfolio | Equity Income Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.65%
Five Years	0.53%
Ten Years	none
Spliced Equity Income Index | Equity Income Portfolio | Equity Income Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.65%
Five Years	0.42%
Ten Years	5.51%
Barclays Capital U.S. Aggregate Float Adjusted Index | Total Bond Market Index Portfolio | Total Bond Market Index Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.92%
Five Years	none
Ten Years	none
Spliced Barclays Capital U.S. Aggregate Float Adjusted Index | Total Bond Market Index Portfolio | Total Bond Market Index Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.92%
Five Years	6.52%
Ten Years	5.79%
Spliced International Index | International Portfolio | International Portfolio - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.71%)
Five Years	(5.00%)
Ten Years	4.51%